Subsequent Event	12 Months Ended
Dec. 31, 2017
Disclosure Of Events After Reporting Period [Abstract]
Subsequent Event
On January 30, 2018, SLF Inc. redeemed all of the outstanding $400 principal amount of Series 2008-1 Subordinated Unsecured 5.59% Fixed/Floating Debentures at a redemption price equal to the principal amount together with accrued and unpaid interest to that date.